Derivative Instruments and Risk Management Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Risk Management Activities
Derivative Instruments and Risk Management Activities

(8) Derivative Instruments and Risk Management Activities

(a)   Commodity Derivatives

        The Company periodically enters into natural gas derivative contracts with counterparties to hedge the price risk associated with a portion of its production. These derivatives are not held for trading purposes. To the extent that changes occur in the market prices of natural gas, the Company is exposed to market risk on these open contracts. This market risk exposure is generally offset by the change in market prices of natural gas recognized upon the ultimate sale of the natural gas produced.

        For the six months ended June 30, 2012 and 2013, the Company was party to natural gas fixed price swaps. When actual commodity prices exceed the fixed price provided by the swap contracts, the Company pays the excess to the counterparty, and when actual commodity prices are below the contractually provided fixed price, the Company receives the difference from the counterparty. The Company's natural gas swaps have not been designated as hedges for accounting purposes; therefore, all gains and losses were recognized in income currently.

        The Company has no collateral from any counterparties. All but one of the Company's commodity derivative positions are with institutions that have a position in our Credit Facility and are secured by the collateral pledged on the Credit Facility and cross default provisions between the Credit Facility and the derivative instruments. At June 30, 2013, there were no past due receivables from or payables to any of our counterparties.

        As of June 30, 2013, the Company's positions in fixed price natural gas and oil swaps from July 1, 2013 through December 31, 2018 are summarized in the following table:

	MMbtu/day	Bbls/day	Price
Year ending December 31, 2013:
CGTAP	260,921	—	$4.48
Dominion South	191,075	—	4.79
NYMEX-WTI	—	300	90.30

2013 Total	451,996	300

Year ending December 31, 2014:
CGLA	10,000		$3.87
CGTAP	210,000		5.11
Dominion South	160,000		5.15

2014 Total	380,000

Year ending December 31, 2015:
CGLA	40,000		$4.00
CGTAP	120,000		5.01
Dominion South	230,000		5.60

2015 Total	390,000

Year ending December 31, 2016:
CGLA	170,000		$4.09
CGTAP	60,000		4.91
Dominion South	272,500		5.35
NYMEX	20,000		4.39

2016 Total	522,500

Year ending December 31, 2017:
CGLA	420,000		$4.27
NYMEX	140,000		4.53
CCG	70,000		4.57

2017 Total	630,000

Year ending December 31, 2018:
NYMEX	430,000		$4.78

(b)   Summary

        The following is a summary of the fair values of our derivative instruments, which are not designated as hedges for accounting purposes and where such values are recorded in the consolidated balance sheets as of December 31, 2012 and June 30, 2013 (in thousands):

	December 31, 2012		June 30, 2013
	Balance sheet location	Fair value	Balance sheet location	Fair value
Asset derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current assets	$160,579	Current assets	$205,221
Commodity contracts	Long-term assets	371,436	Long-term assets	388,694

Total asset derivatives		532,015		593,915

Liability derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current liabilities	—	Current liabilities	264
	Long-term liabilities	—	Long-term liabilities	371

Net asset value of derivatives		$532,015		$593,280

        The following is a summary of commodity derivative fair value gains (losses) and where such values are recorded in the consolidated statements of operations for the three months ended and six months ended June 30, 2012 and 2013 (in thousands):

		Three months ended June 30		Six months ended June 30
	Statement of operations location
		2012	2013	2012	2013
Commodity derivative fair value gains (losses)	Revenue	$(6,040)	195,483	211,214	123,542
Commodity derivative fair value gains (losses)	Discontinued operations	(550)	—	65,238	—

Total commodity derivative fair value gains (losses)		$(6,590)	195,483	276,452	123,542

        The following table summarizes the valuation of investments and financial instruments by the fair value hierarchy described in note 1 at June 30, 2013 (in thousands):

	Fair value measurements using
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Net derivatives asset:
Fixed price commodity swaps	$—	593,280	—	593,280

        The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under netting arrangements with counterparties, and the resulting net amounts presented in the condensed consolidated balance sheets for the periods presented, all at fair value (in thousands):

				June 30, 2013
	December 31, 2012
						Net amounts of assets (liabilities) on balance sheet
	Gross amounts of recognized assets	Gross amounts offset on balance sheet	Net amounts of assets on balance sheet	Gross amounts of recognized assets	Gross amounts offset on balance sheet
Commodity derivative assets	$597,359	(65,344)	532,015	656,696	(62,781)	593,915
Commodity derivative liabilities	—	—	—	1,713	(2,348)	(635)

(12) Derivative Instruments

  (a) Commodity Derivatives

        The Company periodically enters into natural gas derivative contracts with counterparties to hedge the price risk associated with a portion of its production. These derivatives are not held for trading purposes. To the extent that changes occur in the market prices of natural gas, the Company is exposed to market risk on these open contracts. This market risk exposure is generally offset by the change in market prices of natural gas recognized upon the ultimate sale of the natural gas produced.

        For the years ended December 31, 2010, 2011, and 2012, the Company was party to natural gas fixed price swaps. When actual commodity prices exceed the fixed price provided by the swap contracts, the Company pays the excess to the counterparty, and when actual commodity prices are below the contractually provided fixed price the Company receives the difference from the counterparty. The Company's natural gas swaps have not been designated as hedges for accounting purposes; therefore, all gains and losses were recognized in income currently.

        As of December 31, 2012, the Company has entered into fixed price natural gas and oil swaps in order to hedge a portion of its natural gas and oil production from January 1, 2013 through December 31, 2018 as summarized in the following table.

	MMbtu/day	Bbls/day	price
Year ending December 31, 2013:
CGTAP	122,631	—	$5.02
Dominion South	191,702	—	4.77
NYMEX-WTI	—	300	90.30

2013 Total	314,333	300

Year ending December 31, 2014:
CGLA	10,000		$3.87
CGTAP	200,000		5.16
Dominion South	160,000		5.15

2014 Total	370,000

Year ending December 31, 2015:
CGLA	40,000		$4.00
CGTAP	120,000		5.01
Dominion South	230,000		5.60

2015 Total	390,000

Year ending December 31, 2016:
CGLA	170,000		$4.09
CGTAP	60,000		4.91
Dominion South	272,500		5.35

2016 Total	502,500

Year ending December 31, 2017:
CGLA	420,000		$4.27

Year ending December 31, 2018:
CGLA	75,000		$4.90

  (b) Interest Rate Derivatives

        From time to time, the Company has entered into various floating-to-fixed interest rate swap derivative contracts to manage exposures to changes in interest rates from variable rate obligations. Under the swaps, the Company made payments to the swap counterparty when the variable LIBOR three-month rate fell below the fixed rate or received payments from the swap counterparty when the variable LIBOR three-month rate went above the fixed rate. The Company had no outstanding interest rate swap agreements at December 31, 2012.

  (c) Summary

        The following is a summary of the fair values of derivative instruments not designated as hedges for accounting purposes and where such values are recorded in the consolidated balance sheets as of December 31, 2011 and 2012. None of the Company's derivative instruments are designated as hedges for accounting purposes.

	2011		2012
	Balance sheet location	Fair value	Balance sheet location	Fair value
		(In thousands)		(In thousands)
Asset derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current assets	$248,550	Current assets	$160,579
Commodity contracts	Long-term assets	541,423	Long-term assets	371,436

Total asset derivatives		$789,973		$532,015

        The following is a summary of commodity derivative fair value gains (losses) and where such values are recorded in the consolidated statements of operations for the years ended December 31, 2010, 2011, and 2012 (in thousands):

	Statement of operations location	2010	2011	2012
Commodity derivative fair value gains	Revenue	$77,599	496,064	179,546
Commodity derivative fair value gains	Discontinued operations	166,685	180,130	46,358

Total commodity derivative fair value gains		244,284	676,194	225,904

Interest rate derivative fair value losses		(2,677)	(94)	—

Net derivative fair value gains		$241,607	676,100	225,904

        The fair value of commodity and interest rate derivative instruments was determined using Level 2 inputs.